Business Combination - Summary Of Net Proceeds From The Business Combination (Details) - Business Combination [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Cash – Blue Water Trust Account and cash (net of redemptions)	$ 25,394
Less: Equity issuance costs and other costs paid prior to September 30, 2021	(8,385)
Net Proceeds from the Business Combination	$ 17,009